Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage			[1]	12.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage			[1]	20.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage				28.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage				28.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer F [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer G [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer H [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer I [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer J [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer K [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer L Member [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage		33.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer M Member [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage		23.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer N [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage		17.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage		25.00%			[1]
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage				96.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer F [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer G [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer H [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer I [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer J [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer K [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer N [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage		63.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer L [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage		11.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer M [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage
Supplier E [Member] | Cost of Goods and Service Benchmark [Member] | Credit Concentration Risk [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage	[1]
Supplier E [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage				11.00%
Supplier E [Member] | Accounts Receivable [Member] | Credit Concentration Risk [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage
Supplier H [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage		56.00%		21.00%
Supplier H [Member] | Accounts Receivable [Member] | Credit Concentration Risk [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage
Supplier I [Member] | Cost of Goods and Service Benchmark [Member] | Credit Concentration Risk [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage	[1]
Supplier I [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage		12.00%
Supplier I [Member] | Accounts Receivable [Member] | Credit Concentration Risk [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage						16.00%
Supplier I [Member] | Accounts Payable [Member] | Credit Concentration Risk [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage		41.00%
Supplier J [Member] | Cost of Goods and Service Benchmark [Member] | Credit Concentration Risk [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage
Supplier J [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage		12.00%
Supplier J [Member] | Accounts Receivable [Member] | Credit Concentration Risk [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage
Supplier A [Member] | Cost of Goods and Service Benchmark [Member] | Credit Concentration Risk [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage
Supplier A [Member] | Accounts Receivable [Member] | Credit Concentration Risk [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage
Supplier B [Member] | Cost of Goods and Service Benchmark [Member] | Credit Concentration Risk [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage
Supplier B [Member] | Accounts Receivable [Member] | Credit Concentration Risk [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage
Supplier C [Member] | Cost of Goods and Service Benchmark [Member] | Credit Concentration Risk [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage
Supplier C [Member] | Accounts Receivable [Member] | Credit Concentration Risk [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage
Supplier D [Member] | Cost of Goods and Service Benchmark [Member] | Credit Concentration Risk [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage
Supplier D [Member] | Accounts Receivable [Member] | Credit Concentration Risk [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage
Supplier F [Member] | Cost of Goods and Service Benchmark [Member] | Credit Concentration Risk [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage
Supplier F [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage				28.00%
Supplier F [Member] | Accounts Receivable [Member] | Credit Concentration Risk [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage
Supplier G [Member] | Cost of Goods and Service Benchmark [Member] | Credit Concentration Risk [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage
Supplier G [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage				27.00%
Supplier G [Member] | Accounts Receivable [Member] | Credit Concentration Risk [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage
Supplier K [Member] | Cost of Goods and Service Benchmark [Member] | Credit Concentration Risk [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage
Supplier K [Member] | Accounts Payable [Member] | Credit Concentration Risk [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage		50.00%
Supplier L [Member] | Cost of Goods and Service Benchmark [Member] | Credit Concentration Risk [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage
Supplier L [Member] | Accounts Receivable [Member] | Credit Concentration Risk [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage
Supplier M [Member] | Cost of Goods and Service Benchmark [Member] | Credit Concentration Risk [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage
Supplier M [Member] | Accounts Receivable [Member] | Credit Concentration Risk [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage
Supplier N [Member] | Cost of Goods and Service Benchmark [Member] | Credit Concentration Risk [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage
Supplier N [Member] | Accounts Receivable [Member] | Credit Concentration Risk [Member]
Schedule of Information of the Group’s Concentration of Customers (Details) - Schedule of Information of the Group’s Concentration of Customers [Line Items]
Concentration Risk, Percentage

[1]	Less than 10%.